Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	PODD
Entity Registrant Name	INSULET CORP
Entity Central Index Key	0001145197
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer